Deferred tax - Changes in deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	€ 1,363	€ 4,032
Credited/charged (-) to profit or loss	(72)	(1,615)
Reclassification		(275)
Reclassification to assets/liabilities held for sale	(292)
Charged to other comprehensive income	132	(795)
Exchange differences	(4)	15
Deferred tax, ending balance	1,126	1,363
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	(20,148)
Impact of acquisition of businesses		(23,265)
Credited/charged (-) to profit or loss	(3,477)	2,842
Reclassification		275
Exchange differences	18
Deferred tax, ending balance	(23,607)	(20,148)
Intangible assets other than goodwill | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	(20,148)
Impact of acquisition of businesses		(23,265)
Credited/charged (-) to profit or loss	(1,458)	2,842
Reclassification		275
Exchange differences	18
Deferred tax, ending balance	(21,588)	(20,148)
Retirement benefit liabilities | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	19	776
Credited/charged (-) to profit or loss		17
Charged to other comprehensive income	132	(795)
Exchange differences	8	22
Deferred tax, ending balance	159	19
Tax loss carryforward | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	1,061	3,133
Credited/charged (-) to profit or loss	(1,061)	(1,797)
Reclassification		(275)
Deferred tax, ending balance		1,061
Property, plant and equipment | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited/charged (-) to profit or loss	298
Exchange differences	(6)
Deferred tax, ending balance	292
Other | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, beginning balance	281	122
Credited/charged (-) to profit or loss	692	165
Reclassification to assets/liabilities held for sale	(292)
Exchange differences	(6)	(6)
Deferred tax, ending balance	675	€ 281
Other | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited/charged (-) to profit or loss	(2,019)
Deferred tax, ending balance	€ (2,019)